Financial Instruments	6 Months Ended
Jun. 30, 2013
Financial Instruments [Abstract]
Financial Instruments

7.Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loans, a loan due to a related party, accounts payable and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loans and loan due to a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, in order to hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: The carrying values of trade accounts receivable, amounts due from related parties, cash and cash equivalents, restricted cash, accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and loan due to a related party approximate the recorded value, due to their variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence long-term bank loans and loan due to a related party are considered Level 2 items in accordance with the fair value hierarchy. The interest rate swaps are stated at fair value.

Interest rate swap agreements

As of June 30, 2013 and December 31, 2012, the Company had nine interest rate swap agreements outstanding, with an outstanding notional amount of $73,664,400 and $78,876,800, respectively. Details of the interest rate swap agreements are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s annual report on Form 20-F. The Company’s interest rate swaps qualified for hedge accounting. The Company adjusts its interest rate swap contracts to fair market value at the end of every period and records the resulting unrealized losses during the period in Other Comprehensive (Loss) / Income in the Statement of Stockholders’ Equity. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statement of stockholders’ equity are shown below:

Derivative Instruments designated as hedging instruments

		December 31, 2012	June 30, 2013
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$397,964	$391,064
Interest rate swaps	Long-term liabilities – Interest rate swaps	253,932	-
Interest rate swaps	Non-current assets – Interest rate swaps	-	(514,014)
Total derivatives		$651,896	$(122,950)

The following table presents the impact of derivative instruments and their location within Net Income:

Derivative Instruments designated as hedging instruments

		Six Months Ended June 30,
	Location of Gain/(Loss) Recognized	2012	2013
Interest rate swaps	Interest and finance costs	(12,510)	(211,203)

The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market- based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

As of December 31, 2012 and June 30, 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheets. The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the six months ended June 30, 2012 and 2013.